Net Loss Per Share Of Common Stock, Basic And Diluted - Anti-dilutive Securities (Details) - shares	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Stock options
Anti-dilutive securities
Securities excluded from the computation of diluted weighted shares outstanding	2,067,095	1,450,952
Warrants on common stock
Anti-dilutive securities
Securities excluded from the computation of diluted weighted shares outstanding	7,400,934	7,400,934
Underwriters' unit purchase option
Anti-dilutive securities
Securities excluded from the computation of diluted weighted shares outstanding	40,000	40,000